TRADE AND OTHER PAYABLES (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	Consolidated
	2021 $	2020 $
Trade payables	269,665	350,151
Accrued expenses	485,422	330,845
Other payables	5,263	42,728
Total current trade and other payables	760,350	723,724